Benefit Plans - Amounts Recorded in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Non-current liabilities	$ (378,821)	$ (280,389)
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(3,490)	(3,303)
Non-current liabilities	(64,614)	(159,928)
Benefit obligations in excess of the fair value of plan assets	(68,104)	(163,231)
Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(4,925)	(2,442)
Non-current liabilities	(206,942)	(76,127)
Benefit obligations in excess of the fair value of plan assets	(211,867)	(78,569)
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(4,520)	(3,307)
Non-current liabilities	(54,777)	(31,774)
Benefit obligations in excess of the fair value of plan assets	$ (59,297)	$ (35,081)